Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Impairment of goodwill			$ 1,731,000,000
Amortization expense related to the intangible assets	$ 10,000,000	$ 13,000,000	15,000,000
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Expected amortization for the year 2016	10,000,000
Expected amortization for the year 2017	10,000,000
Expected amortization for the year 2018	10,000,000
Expected amortization for the year 2019	10,000,000
Expected amortization for the year 2020	10,000,000
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Expected amortization for the year 2016	15,000,000
Expected amortization for the year 2017	15,000,000
Expected amortization for the year 2018	15,000,000
Expected amortization for the year 2019	15,000,000
Expected amortization for the year 2020	$ 15,000,000
Transportation Construction and Primary Metals [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of goodwill amount after noncontrolling interest			$ 1,719,000,000